Goodwill and intangible assets	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and intangible assets
Goodwill and intangible assets

Goodwill

The table below provides a breakdown of goodwill by business.

Goodwill by business	Investment Services	Investment Management	Other	Consolidated
(in millions)
Balance at Dec. 31, 2016	$8,269	$9,000	$47	$17,316
Foreign currency translation	120	128	—	248
Balance at Dec. 31, 2017	$8,389	$9,128	$47	$17,564
Dispositions	—	(65)	—	(65)
Foreign currency translation	(56)	(93)	—	(149)
Balance at Dec. 31, 2018	$8,333	$8,970	$47	$17,350

Total goodwill decreased in 2018 compared with 2017 reflecting the impact of foreign exchange translation on non-U.S. dollar denominated goodwill and dispositions in the Investment Management business.

Intangible assets

The table below provides a breakdown of intangible assets by business.

Intangible assets – net carrying amount by business	Investment Services	Investment Management	Other	Consolidated
(in millions)
Balance at Dec. 31, 2016	$1,032	$1,717	$849	$3,598
Amortization	(149)	(60)	—	(209)
Foreign currency translation	5	17	—	22
Balance at Dec. 31, 2017	$888	$1,674	$849	$3,411
Amortization	(129)	(51)	—	(180)
Foreign currency translation	(1)	(10)	—	(11)
Balance at Dec. 31, 2018	$758	$1,613	$849	$3,220

Intangible assets decreased in 2018 compared with 2017 primarily reflecting amortization.

The table below provides a breakdown of intangible assets by type.

Intangible assets	Dec. 31, 2018				Dec. 31, 2017
(in millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Remaining weighted- average amortization period	Gross carrying amount	Accumulated amortization	Net carrying amount
Subject to amortization: (a)
Customer contracts—Investment Services	$1,572	$(1,186)	$386	10 years	$2,260	$(1,744)	$516
Customer relationships—Investment Management	899	(699)	200	11 years	1,262	(1,015)	247
Other	26	(12)	14	4 years	42	(23)	19
Total subject to amortization	2,497	(1,897)	600	10 years	3,564	(2,782)	782
Not subject to amortization: (b)
Tradenames	1,332	N/A	1,332	N/A	1,334	N/A	1,334
Customer relationships	1,288	N/A	1,288	N/A	1,295	N/A	1,295
Total not subject to amortization	2,620	N/A	2,620	N/A	2,629	N/A	2,629
Total intangible assets	$5,117	$(1,897)	$3,220	N/A	$6,193	$(2,782)	$3,411

(a)	Excludes fully amortized intangible assets.

(b)	Intangible assets not subject to amortization have an indefinite life.
Estimated annual amortization expense for current intangibles for the next five years is as follows:

For the year ended Dec. 31,	Estimated amortization expense (in millions)
2019	$115
2020	102
2021	78
2022	60
2023	50

Impairment testing

The goodwill impairment test is performed at least annually at the reporting unit level. Intangible assets not subject to amortization are tested for impairment annually or more often if events or circumstances indicate they may be impaired.

BNY Mellon’s three business segments include seven reporting units for which goodwill impairment testing is performed on an annual basis. The Investment Services segment is comprised of four reporting units; the Investment Management segment is comprised of two reporting units and one reporting unit is included in the Other segment. As a result of the annual goodwill impairment test of the seven reporting units conducted in the second quarter of 2018, no goodwill impairment was recognized.